Derivative Liability (Tables) - Xos, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Liability (Tables) [Line Items]
Schedule of carrying derivative financial instruments
	December 31,
	2020	2019	2018
Group 1 notes	$1,223	$489	$427
Group 2 notes	5,171	201	—
Total derivative liability	$6,394	$690	$427

Schedule of valuation of the warrant was determined based on Black-Scholes option pricing model
Expected dividend yield	0%
Standard deviation of share price	0.80
Expected term	5 years
Risk-free interest rate	0.36%
Grant-date fair value (estimated)	$8.50